NATURE OF OPERATIONS	3 Months Ended
Jun. 30, 2022
Nature Of Operations
NATURE OF OPERATIONS

NOTE 1. NATURE OF OPERATIONS

Portage Biotech Inc. (the "Company" or “Portage”) is incorporated in the British Virgin Islands ("BVI") with its registered office located at Clarence Thomas Building, P.O. Box 4649, Road Town, Tortola, BVI. Its USA agent, Portage Development Services ("PDS"), is located at 61 Wilton Road, Westport, CT, 06880, USA.

The Company is a foreign private issuer under SEC rules. It is also a reporting issuer under the securities legislation of the provinces of Ontario and British Columbia. Its ordinary shares were listed on the Canadian Securities Exchange (“CSE”) under the symbol “PBT.U”. On February 25, 2021, the ordinary shares of the Company began trading on the NASDAQ Capital Market (“NASDAQ”) under the symbol “PRTG”. As the principal market for the Company’s ordinary shares is NASDAQ, the Company voluntarily delisted from the CSE on April 23, 2021.

Portage is a clinical-stage immuno-oncology company advancing therapies that target known checkpoint resistance pathways to improve long-term treatment response and quality of life in patients with evasive cancers. Portage’s access to next-generation technologies coupled with a deep understanding of biological mechanisms enables the identification of clinical therapies and product development strategies that accelerate these medicines through the translational pipeline. Portage’s portfolio consists of six diverse platforms, with lead programs including invariant natural killer T cell (iNKT agonists) and a suite of treatments targeting the adenosine pathway. Additional programs leverage delivery by intratumorals, nanoparticles, liposomes, aptamers, and virus-like particles. Within these six platforms, Portage has 14 products currently in development with multiple clinical readouts expected through the end of 2023.

On August 13, 2018, the Company reached a definitive agreement to acquire 100% of SalvaRx Limited (“SalvaRx”) in exchange for 8,050,701 ordinary shares of the Company (the "SalvaRx Acquisition"). The SalvaRx Acquisition was completed on January 8, 2019 (the “Acquisition Date”) upon receiving shareholder and regulatory approval. In connection with the SalvaRx Acquisition, the Company acquired interests in SalvaRx’s five research and development invested entities and subsidiaries: iOx Therapeutics Ltd. (“iOx”), Nekonal Oncology Limited (“Nekonal”), Intensity Therapeutics, Inc. (“Intensity”), Saugatuck Therapeutics Ltd. (“Saugatuck”) and Rift Biotherapeutics Inc. (“Rift”).  The Company also acquired an option in Nekonal SARL, a Luxembourg-based company holding intellectual property rights for therapeutics and diagnostics in the field of autoimmune disorders and oncology, to participate in the funding of its autoimmune programs. During fiscal 2021, the Company abandoned its interests in Nekonal.

On June 5, 2020, the Company effected a 100:1 reverse stock split. All share and per share information included in the condensed consolidated interim financial statements have been retroactively adjusted to reflect the impact of the reverse stock split. The shares of ordinary shares authorized remained at an unlimited number of ordinary shares without par value.

Portage filed a shelf registration statement and prospectus with the Securities and Exchange Commission (“SEC”) under which it may sell shares, debt securities, warrants and units that Portage may sell in one or more offerings from time to time, which became effective on March 8, 2021 (“Registration Statement” or “Prospectus”). The Registration Statement currently includes:

•	a base prospectus, which covers the offering, issuance and sales by us of up to $200,000,000 in the aggregate of the securities identified above from time to time in one or more offerings;
•	a sales agreement supplemental prospectus covering the offer, issuance and sale by us in an “at the market” offering of up to a maximum aggregate offering price of up to $50,000,000 of our ordinary shares that may be issued and sold from time to time under sales agreement, or sales agreement, with Cantor Fitzgerald & Co., or Cantor Fitzgerald, the sales agent;
•	a prospectus supplement dated June 24, 2021, for the offer, issuance and sale by us of 1,150,000 ordinary shares for gross proceeds of approximately $26.5 million in a firm commitment underwriting with Cantor Fitzgerald; and
•	a prospectus supplement dated August 19, 2022, for the offer, issuance and sale by us of up to $30,000,000 in ordinary shares from time to time to Lincoln Park Capital Fund, LLC and their resale of those shares and an additional resale of 94,508 shares.

The sales agreement with Cantor Fitzgerald permits the Company to sell in an at the market offering up to $50,000,000 of ordinary shares from time to time, the amount of which is included in the $200,000,000 of securities that may be offered, issued and sold by us under the base prospectus. The sales under the prospectus will be deemed to be made pursuant to an “at the market” offering as defined in Rule 415(a)(4) promulgated under the Securities Act of 1933 (the Securities Act). Upon termination of the sales agreement, any portion of the $50,000,000 included in the sales agreement prospectus that is not sold pursuant to the sales agreement will be available for sale in other offerings pursuant to the base prospectus. See Note 2, “Liquidity” and Note 13, “Capital Stock” for a further discussion.